Supplemental Condensed Consolidating Financial Information SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION, Cash Flow Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	$ 1,351,614	$ 1,006,980	$ 1,285,610
Payments to Acquire Property, Plant, and Equipment	624,634	1,188,312	1,779,150
Payments for (Proceeds from) Other Investing Activities	0	12,607	0
Net Cash Provided by (Used in) Investing Activities	(615,445)	(1,190,719)	(2,566,223)
Payments of Dividends	517,601	509,197	443,817
Payments of Ordinary Dividends, Noncontrolling Interest	549,419	535,825	447,459
Proceeds from (Repayments of) Short-term Debt	563,937	(508,956)	490,834
Proceeds from Issuance of Long-term Debt	1,000,000	1,291,506	0
Payments of Financing Costs	2,770	17,515	0
Repayments of Long-term Debt	1,108,040	7,753	557,679
Proceeds from Issuance of Common Stock	21,971	20,669	19,150
Proceeds from Issuance of Common Limited Partners Units	0	375,660	1,113,139
Proceeds from (Payments for) Other Financing Activities	7,130	0	0
Net Cash Provided by (Used in) Financing Activities	(584,792)	108,589	1,304,499
Cash and Cash Equivalents, Period Increase (Decrease)	151,377	(75,150)	23,886
Net Cash Provided by (Used in) Discontinued Operations	(121)	(43)	3,361
Net Cash Provided by (Used in) Continuing Operations	151,256	(75,193)	27,247
Cash and Cash Equivalents, at Carrying Value	248,875	97,619	172,812	$ 145,565
Payments to Acquire Other Investments	68,275	27,540	1,063
Payments Of Financing Costs Discontinued Operations	0	0	9,663
Cash included in discontinued operations	0	0	60,000
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	(2,122,100)	(1,936,800)	(1,657,500)
Payments to Acquire Property, Plant, and Equipment	0	0	0
Payments for (Proceeds from) Other Investing Activities	0	0	0
Net Cash Provided by (Used in) Investing Activities	0	671,000	23,300
Payments of Dividends	2,664,000	2,461,000	2,104,400
Payments of Ordinary Dividends, Noncontrolling Interest	(541,900)	(524,200)	(446,900)
Intercompany Borrowings Advances	0	0	0
Proceeds from (Repayments of) Short-term Debt	0	0	0
Proceeds from Issuance of Long-term Debt	0	0	0
Payments of Financing Costs	0	0
Repayments of Long-term Debt	0	0	0
Proceeds from Issuance of Common Stock	0	0	0
Proceeds from Issuance of Common Limited Partners Units		(650,000)	0
Proceeds from (Payments for) Other Financing Activities	0	(21,000)	(23,300)
Net Cash Provided by (Used in) Financing Activities	2,122,100	1,265,800	1,634,200
Cash and Cash Equivalents, Period Increase (Decrease)	0	0	0
Net Cash Provided by (Used in) Discontinued Operations	0		0
Net Cash Provided by (Used in) Continuing Operations	0		0
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Payments to Acquire Other Investments		671,000	23,300
Payments Of Financing Costs Discontinued Operations			0
Cash included in discontinued operations			0
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	715,300	634,500	461,900
Payments to Acquire Property, Plant, and Equipment	(200)	(100)	(2,600)
Payments for (Proceeds from) Other Investing Activities	0	0	0
Net Cash Provided by (Used in) Investing Activities	(200)	(671,100)	(25,900)
Payments of Dividends	(517,600)	(509,200)	(443,800)
Payments of Ordinary Dividends, Noncontrolling Interest	0	0	0
Intercompany Borrowings Advances	(63,100)	4,600	1,220,900
Proceeds from (Repayments of) Short-term Debt	0	0	(564,500)
Proceeds from Issuance of Long-term Debt	0	492,600	0
Payments of Financing Costs	0	(9,800)
Repayments of Long-term Debt	(300)	(100)	(552,000)
Proceeds from Issuance of Common Stock	22,000	20,700	19,200
Proceeds from Issuance of Common Limited Partners Units		0	0
Proceeds from (Payments for) Other Financing Activities	0	0	0
Net Cash Provided by (Used in) Financing Activities	(559,000)	(1,200)	(320,200)
Cash and Cash Equivalents, Period Increase (Decrease)	156,100	(37,800)	115,800
Net Cash Provided by (Used in) Discontinued Operations	(100)		3,400
Net Cash Provided by (Used in) Continuing Operations	156,000		119,200
Cash and Cash Equivalents, at Carrying Value	248,500	92,500	130,300	11,100
Payments to Acquire Other Investments		(671,000)	(23,300)
Payments Of Financing Costs Discontinued Operations			0
Cash included in discontinued operations			0
Issuer and Guarantor Subsidiary [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	1,334,500	1,196,700	1,155,700
Payments to Acquire Property, Plant, and Equipment	0	0	0
Payments for (Proceeds from) Other Investing Activities	0	0	0
Net Cash Provided by (Used in) Investing Activities	0	0	0
Payments of Dividends	(1,332,000)	(1,230,500)	(1,052,200)
Payments of Ordinary Dividends, Noncontrolling Interest	0	0	0
Intercompany Borrowings Advances	(470,800)	(1,295,100)	(2,295,200)
Proceeds from (Repayments of) Short-term Debt	563,900	(509,000)	1,055,300
Proceeds from Issuance of Long-term Debt	1,000,000	798,900	0
Payments of Financing Costs	(2,800)	(7,700)
Repayments of Long-term Debt	(1,100,000)	0	0
Proceeds from Issuance of Common Stock	0	0	0
Proceeds from Issuance of Common Limited Partners Units		1,025,700	1,113,100
Proceeds from (Payments for) Other Financing Activities	7,200	21,000	23,300
Net Cash Provided by (Used in) Financing Activities	(1,334,500)	(1,196,700)	(1,155,700)
Cash and Cash Equivalents, Period Increase (Decrease)	0	0	0
Net Cash Provided by (Used in) Discontinued Operations	0		0
Net Cash Provided by (Used in) Continuing Operations	0		0
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Payments to Acquire Other Investments		0	0
Payments Of Financing Costs Discontinued Operations			0
Cash included in discontinued operations			0
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	70,000	66,900	69,800
Payments to Acquire Property, Plant, and Equipment	0	0	0
Payments for (Proceeds from) Other Investing Activities	34,900	24,100	17,700
Net Cash Provided by (Used in) Investing Activities	34,900	24,100	17,700
Payments of Dividends	(1,332,000)	(1,230,500)	(1,052,200)
Payments of Ordinary Dividends, Noncontrolling Interest	0	0	0
Intercompany Borrowings Advances	1,222,400	1,102,100	872,700
Proceeds from (Repayments of) Short-term Debt	0	0	0
Proceeds from Issuance of Long-term Debt	0	0	0
Payments of Financing Costs	0	0
Repayments of Long-term Debt	0	0	0
Proceeds from Issuance of Common Stock	0	0	0
Proceeds from Issuance of Common Limited Partners Units		0	0
Proceeds from (Payments for) Other Financing Activities	0	0	0
Net Cash Provided by (Used in) Financing Activities	(109,600)	(128,400)	(179,500)
Cash and Cash Equivalents, Period Increase (Decrease)	(4,700)	(37,400)	(92,000)
Net Cash Provided by (Used in) Discontinued Operations	0		0
Net Cash Provided by (Used in) Continuing Operations	(4,700)		(92,000)
Cash and Cash Equivalents, at Carrying Value	400	5,100	42,500	134,500
Payments to Acquire Other Investments		0	0
Payments Of Financing Costs Discontinued Operations			0
Cash included in discontinued operations			0
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	1,353,900	1,045,700	1,255,700
Payments to Acquire Property, Plant, and Equipment	(624,400)	(1,188,200)	(1,776,600)
Payments for (Proceeds from) Other Investing Activities	(25,700)	1,000	(803,700)
Net Cash Provided by (Used in) Investing Activities	(650,100)	(1,214,700)	(2,581,300)
Payments of Dividends	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest	(7,500)	(11,700)	(600)
Intercompany Borrowings Advances	(688,500)	188,400	201,600
Proceeds from (Repayments of) Short-term Debt	0	0	0
Proceeds from Issuance of Long-term Debt	0	0	1,200,000
Payments of Financing Costs	0	0
Repayments of Long-term Debt	(7,700)	(7,700)	(5,700)
Proceeds from Issuance of Common Stock	0	0	0
Proceeds from Issuance of Common Limited Partners Units		0	0
Proceeds from (Payments for) Other Financing Activities	(100)	0	0
Net Cash Provided by (Used in) Financing Activities	(703,800)	169,000	1,325,600
Cash and Cash Equivalents, Period Increase (Decrease)	0	0	0
Net Cash Provided by (Used in) Discontinued Operations	0		0
Net Cash Provided by (Used in) Continuing Operations	0		0
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Payments to Acquire Other Investments		(27,500)	(1,000)
Payments Of Financing Costs Discontinued Operations			(9,700)
Cash included in discontinued operations			(60,000)
Total [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	1,351,600	1,007,000	1,285,600
Payments to Acquire Property, Plant, and Equipment	(624,600)	(1,188,300)	(1,779,200)
Payments for (Proceeds from) Other Investing Activities	9,200	25,100	(786,000)
Net Cash Provided by (Used in) Investing Activities	(615,400)	(1,190,700)	(2,566,200)
Payments of Dividends	(517,600)	(509,200)	(443,800)
Payments of Ordinary Dividends, Noncontrolling Interest	(549,400)	(535,900)	(447,500)
Intercompany Borrowings Advances	0	0	0
Proceeds from (Repayments of) Short-term Debt	563,900	(509,000)	490,800
Proceeds from Issuance of Long-term Debt	1,000,000	1,291,500	1,200,000
Payments of Financing Costs	(2,800)	(17,500)
Repayments of Long-term Debt	(1,108,000)	(7,800)	(557,700)
Proceeds from Issuance of Common Stock	22,000	20,700	19,200
Proceeds from Issuance of Common Limited Partners Units		375,700	1,113,100
Proceeds from (Payments for) Other Financing Activities	7,100	0	0
Net Cash Provided by (Used in) Financing Activities	(584,800)	108,500	1,304,400
Cash and Cash Equivalents, Period Increase (Decrease)	151,400	(75,200)	23,800
Net Cash Provided by (Used in) Discontinued Operations	(100)		3,400
Net Cash Provided by (Used in) Continuing Operations	151,300		27,200
Cash and Cash Equivalents, at Carrying Value	$ 248,900	97,600	172,800	$ 145,600
Payments to Acquire Other Investments		$ (27,500)	(1,000)
Payments Of Financing Costs Discontinued Operations			(9,700)
Cash included in discontinued operations			$ (60,000)